Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Changebridge Capital Long/Short Equity ETF
Changebridge Capital Sustainable Equity ETF

each, a series of Listed Funds Trust
(each, a “Fund”)

Supplement dated May 27, 2022 to the
Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2022, as supplemented May 2, 2022

Effective immediately, each Fund is solely managed by Vincent Lorusso, a Portfolio Manager with Changebridge Capital LLC, the investment adviser to each Fund. Mr. Lorusso has been a portfolio manager of each Fund since its respective inception. All references to Ross Klein and related information are hereby deleted in their entirety and should be disregarded.

Please retain this Supplement with your Prospectus and SAI for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Changebridge Capital Long/Short Equity ETF
a series of Listed Funds Trust
(the “Fund”)

Supplement dated May 27, 2022 to the
Summary Prospectus dated February 28, 2022

Effective immediately, the Fund is solely managed by Vincent Lorusso, a Portfolio Manager with Changebridge Capital LLC, the investment adviser to the Fund. Mr. Lorusso has been a portfolio manager of the Fund since its inception. All references to Ross Klein and related information are hereby deleted in their entirety and should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Changebridge Capital Sustainable Equity ETF
a series of Listed Funds Trust
(the “Fund”)

Supplement dated May 27, 2022 to the
Summary Prospectus dated February 28, 2022

Effective immediately, the Fund is solely managed by Vincent Lorusso, a Portfolio Manager with Changebridge Capital LLC, the investment adviser to the Fund. Mr. Lorusso has been a portfolio manager of the Fund since its inception. All references to Ross Klein and related information are hereby deleted in their entirety and should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.